Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding "compensation actually paid", as defined in Item 402(v). In accordance with SEC rules, the "compensation actually paid" amounts shown in the table below for each applicable year reflect certain adjustments to the values reported in the Summary of Compensation Table as described in the footnotes to the following table.

In accordance with the SEC rules for smaller reporting companies, only three years of information is required under Item 402(v) of Regulation S-K.

(a)	(b)		(c)		(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO[1]		Compensation Actually Paid to PEO[2]		Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of Initial Fixed $100 Investment Based on Total Shareholder Return[5]	Net Income[6]
	($) - Baker	($) - Krier	($) - Baker	($) - Krier	($)	($)	($)	($) (in thousands)
2024	$226,619	$112,150	$226,619	$112,150	$169,240	$169,240	$4.42	($2,698)
2023	$-	$386,823	$-	$386,823	$152,678	$152,678	$12.51	($4,973)
2022	$-	$413,319	$-	$413,319	$221,517	$221,517	$50.84	($3,993)

(1)	For fiscal years 2022 and 2023 the PEO was the Chief Executive Officer, John Krier. During 2024, the PEOs were John Krier (Chief Executive Officer from July 1, 2023 - October 1, 2023) and Brian Baker (October 1, 2023 - June 30, 2024). The values reflected in this column reflect the "Total Compensation" paid to Mr. Krier and Mr. Baker, the Company's Principal Executive Officer, as set forth in the Summary of Compensation Table.

(2)	The dollar amounts reported in this column represent the amount of "compensation actually paid" to Mr. Krier and Mr. Baker respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the "compensation actually paid" amounts reported above for Mr. Krier and Mr. Baker respectively:

Adjustments to Determine Compensation "Actually Paid" for PEO	2024		2023		2022
	Baker	Krier	Baker	Krier	Baker	Krier
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($3,313)	($8,623)		($46,383)		($56,250)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT

Adjustments to Determine Compensation "Actually Paid" for PEO	2024		2023		2022
	Baker	Krier	Baker	Krier	Baker	Krier
Increase for the Fair Value of Awards Granted during year that Remain Unvested as of Year end
Increase for Fair Value of Awards Granted during year that Vest during year	$3,313	$8,623		$46,383		$56,250
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that Vested during year
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year
Increase based upon Incremental Fair Value of Awards Modified during year
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award
Total Adjustments	$0	$0	$0	$0	$0	$0

(3)  For 2022 and 2023, the non-PEO NEOs were Norman Roegner and Brian Baker. For 2023, the non-PEO NEO was Gabe Ellwein. The values reflected in this column reflect the average "Total Compensation" paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.

(4) The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	2024	2023	2022
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT		($9,284)	($19,354)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT
Increase for the Fair Value of Awards Granted during year that Remain Unvested as of Year end
Increase for Fair Value of Awards Granted during year that Vest during year		$9,284	$19,354
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that Vested during year
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year
Increase based upon Incremental Fair Value of Awards Modified during year
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award
Total Adjustments	$0	$0	$0

(5)  Cumulative Total Share Return ("TSR") value listed in each year reflects what the cumulative value of $100 would be if invested on June 30, 2020. TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, if any, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

(6) The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.

Analysis of the Information Presented in the Pay versus Performance Table

The Company's executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the amount of "compensation actually paid" ("CAP") to Mr. Krier and Mr. Baker and the average amount of CAP to the Company's Named Executive Officers as a group (excluding Mr. Krier and Mr. Baker) relative to the Company's cumulative TSR over the three years presented in the table.

Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following table, the amount of CAP to Mr. Krier & Mr. Baker and the average amount of CAP to the Company's Named Executive officers as a group (excluding Mr. Krier and Mr. Baker) are not aligned with the Company's net loss over the three years presented in the table. The Company has not used net loss as a performance measure in the overall executive compensation program.

Named Executive Officers, Footnote	For 2022 and 2023, the non-PEO NEOs were Norman Roegner and Brian Baker. For 2023, the non-PEO NEO was Gabe Ellwein. The values reflected in this column reflect the average "Total Compensation" paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.
Peer Group Issuers, Footnote	Cumulative Total Share Return ("TSR") value listed in each year reflects what the cumulative value of $100 would be if invested on June 30, 2020. TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, if any, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation "Actually Paid" for PEO	2024		2023		2022
	Baker	Krier	Baker	Krier	Baker	Krier
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($3,313)	($8,623)		($46,383)		($56,250)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT

Adjustments to Determine Compensation "Actually Paid" for PEO	2024		2023		2022
	Baker	Krier	Baker	Krier	Baker	Krier
Increase for the Fair Value of Awards Granted during year that Remain Unvested as of Year end
Increase for Fair Value of Awards Granted during year that Vest during year	$3,313	$8,623		$46,383		$56,250
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that Vested during year
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year
Increase based upon Incremental Fair Value of Awards Modified during year
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award
Total Adjustments	$0	$0	$0	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount	$ 169,240	$ 152,678	$ 221,517
Non-PEO NEO Average Compensation Actually Paid Amount	$ 169,240	152,678	221,517
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	2024	2023	2022
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT		($9,284)	($19,354)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT
Increase for the Fair Value of Awards Granted during year that Remain Unvested as of Year end
Increase for Fair Value of Awards Granted during year that Vest during year		$9,284	$19,354
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that Vested during year
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year
Increase based upon Incremental Fair Value of Awards Modified during year
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award
Total Adjustments	$0	$0	$0

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 4.42	12.51	50.84
Net Income (Loss)	$ (2,698,000)	(4,973,000)	(3,993,000)
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the amount of "compensation actually paid" to Mr. Krier and Mr. Baker respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the "compensation actually paid" amounts reported above for Mr. Krier and Mr. Baker respectively:
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 226,619	0	0
PEO Actually Paid Compensation Amount	226,619	0	0
Adjustment to Compensation, Amount	$ 0	0	0
PEO Name	Brian Baker
First PEO [Member] | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,313)
First PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,313
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	112,150	386,823	413,319
PEO Actually Paid Compensation Amount	112,150	386,823	413,319
Adjustment to Compensation, Amount	$ 0	0	0
PEO Name	John Krier
Second PEO [Member] | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,623)	(46,383)	(56,250)
Second PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,623	46,383	56,250
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
Non-PEO NEO | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,284)	(19,354)
Non-PEO NEO | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 9,284	$ 19,354